Segment information - Summary of Non-Current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	€ 3,086	€ 3,284
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	547	765	€ 809
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	84	142	148
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	387	529	549
Property and Equipment and Lease Right-of-Use Assets | Other countries
Disclosure of operating segments [line items]
Non-current assets	€ 76	€ 94	€ 112